Label	Element	Value
Swan Hedged Equity US Large Cap ETF | SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	91.20%
Swan Hedged Equity US Large Cap ETF | S&P 500 Index, Expiration: 12/17/2027; Exercise Price: $7,300.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.20%
Swan Hedged Equity US Large Cap ETF | S&P 500 Index, Expiration: 12/17/2027; Exercise Price: $7,500.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.90%
Swan Hedged Equity US Large Cap ETF | S&P 500 Index, Expiration: 12/18/2026; Exercise Price: $6,150.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.40%
Swan Hedged Equity US Large Cap ETF | First American Government Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.90%
Swan Hedged Equity US Large Cap ETF | S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $6,500.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.20%
Swan Hedged Equity US Large Cap ETF | S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $6,175.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.10%
Swan Hedged Equity US Large Cap ETF | S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $5,900.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.10%
Swan Hedged Equity US Large Cap ETF | S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $6,180.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.10%
Swan Hedged Equity US Large Cap ETF | S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $6,000.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
Swan Hedged Equity US Large Cap ETF | Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	91.20%
Swan Hedged Equity US Large Cap ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.10%
Swan Hedged Equity US Large Cap ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.90%
Swan Hedged Equity US Large Cap ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(1.20%)
Swan Hedged Equity US Large Cap ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%